Legal proceedings and regulatory matters (Details) $ in Millions	1 Months Ended									2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended		24 Months Ended
	Jun. 30, 2020 USD ($) Investor complaint institution	Feb. 29, 2020 individual	Oct. 31, 2019 complaint	Sep. 30, 2019 complaint	Mar. 31, 2019 complaint	Sep. 30, 2018 lawsuit	Jan. 31, 2018 transaction	Dec. 31, 2016	Apr. 30, 2016 complaint	Aug. 31, 2016 lawsuit	Mar. 31, 2019 lawsuit	Nov. 30, 2015 complaint	Jun. 30, 2020 USD ($) complaint action	Dec. 31, 2019 USD ($) complaint	Dec. 31, 2012	Dec. 31, 2018 plaintiff	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $	$ 92,500												$ 92,500	$ 97,723
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period								1 month
Number of groups of plaintiffs | plaintiff																5
ICE Libor
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | lawsuit											3
Sibor, SOR, and BBSW
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | lawsuit										2
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Deferred prosecution agreement period							3 years
Number of lawsuits/claims filed | lawsuit						2
Number of transactions | transaction							2
Number of financial institutions | institution	28
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed									2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | action													2
Legal proceedings contingent liability | Madoff litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $	$ 500												$ 500
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation | $																	$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation | $																	$ 4,000
HSBC Holdings | Fiduciary Duty Litigation [Member] | New York
Disclosure of contingent liabilities [line items]
Deferred prosecution agreement period															5 years
HSBC Holdings | Anti-money laundering and sanctions-related matters | New York
Disclosure of contingent liabilities [line items]
Number of pending claims													10
Number of claims dismissed	2		1	1	1									3
Number of claims on appeal													2
Number of new pending claims with motions to dismiss													3
Number of remaining actions at a very early stage													4
HSBC Private Bank (UK) Limited | Film finance litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs	2	2
Number of new claims filed	2											2
Number of claims served	1